Allowance for Loan Losses and Credit Quality Disclosures (Commercial Loans by Credit Quality Indicators) (Details) - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Recorded Investment [Line Items]
Amount of loans		$ 723,071	$ 680,895
Construction Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Amount of loans		96,035	93,745
Commercial Business [Member]
Financing Receivable, Recorded Investment [Line Items]
Amount of loans		99,650	99,277
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Amount of loans		242,393	207,250
Mortgage Warehouse Lines [Member]
Financing Receivable, Recorded Investment [Line Items]
Amount of loans		216,259	216,572
Residential Real Estate Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Amount of loans		44,791	40,744
Commercial Portfolio Segment [Member] | Construction Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Amount of loans	$ 107,722	96,035	93,745
Commercial Portfolio Segment [Member] | Construction Loans [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Amount of loans	106,276	95,548	93,558
Commercial Portfolio Segment [Member] | Construction Loans [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Amount of loans	1,264	301	187
Commercial Portfolio Segment [Member] | Construction Loans [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Amount of loans	182	186	0
Commercial Portfolio Segment [Member] | Construction Loans [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Amount of loans	0	0	0
Commercial Portfolio Segment [Member] | Construction Loans [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Amount of loans		0	0
Commercial Portfolio Segment [Member] | Commercial Business [Member]
Financing Receivable, Recorded Investment [Line Items]
Amount of loans	101,466	99,650	99,277
Commercial Portfolio Segment [Member] | Commercial Business [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Amount of loans	93,063	91,908	90,856
Commercial Portfolio Segment [Member] | Commercial Business [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Amount of loans	3,568	7,102	7,768
Commercial Portfolio Segment [Member] | Commercial Business [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Amount of loans	813	611	653
Commercial Portfolio Segment [Member] | Commercial Business [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Amount of loans	4,022	29	0
Commercial Portfolio Segment [Member] | Commercial Business [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Amount of loans		0	0
Commercial Portfolio Segment [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Amount of loans	258,130	242,393	207,250
Commercial Portfolio Segment [Member] | Commercial Real Estate [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Amount of loans	238,408	223,435	191,754
Commercial Portfolio Segment [Member] | Commercial Real Estate [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Amount of loans	13,797	14,334	9,311
Commercial Portfolio Segment [Member] | Commercial Real Estate [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Amount of loans	5,925	4,624	6,185
Commercial Portfolio Segment [Member] | Commercial Real Estate [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Amount of loans	0	0	0
Commercial Portfolio Segment [Member] | Commercial Real Estate [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Amount of loans		0	0
Commercial Portfolio Segment [Member] | Mortgage Warehouse Lines [Member]
Financing Receivable, Recorded Investment [Line Items]
Amount of loans	142,666	216,259	216,572
Commercial Portfolio Segment [Member] | Mortgage Warehouse Lines [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Amount of loans	142,666	216,259	216,572
Commercial Portfolio Segment [Member] | Mortgage Warehouse Lines [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Amount of loans	0	0	0
Commercial Portfolio Segment [Member] | Mortgage Warehouse Lines [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Amount of loans	0	0	0
Commercial Portfolio Segment [Member] | Mortgage Warehouse Lines [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Amount of loans	0	0	0
Commercial Portfolio Segment [Member] | Mortgage Warehouse Lines [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Amount of loans		0	0
Commercial Portfolio Segment [Member] | Residential Real Estate Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Amount of loans	41,608	44,791	40,744
Commercial Portfolio Segment [Member] | Residential Real Estate Loans [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Amount of loans	41,076	43,950	39,878
Commercial Portfolio Segment [Member] | Residential Real Estate Loans [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Amount of loans	238	244	260
Commercial Portfolio Segment [Member] | Residential Real Estate Loans [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Amount of loans	294	597	606
Commercial Portfolio Segment [Member] | Residential Real Estate Loans [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Amount of loans	$ 0	0	0
Commercial Portfolio Segment [Member] | Residential Real Estate Loans [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Amount of loans		$ 0	$ 0